Employee Benefit Plans and Postretirement Benefits - Pre-tax Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial losses	$ 912
Unrecognized prior service cost (credit)	(4)
Accumulated Other Comprehensive Loss	908
Health Care [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial losses	141
Unrecognized prior service cost (credit)	(21)
Accumulated Other Comprehensive Loss	120
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial losses	70
Unrecognized prior service cost (credit)	23
Accumulated Other Comprehensive Loss	$ 93